CURRENT AND DEFERRED TAX - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 104,778,324	$ 87,278,443
Exploration and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	19,017,262	0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	53,311,766	42,685,976
Share-issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	2,903,829	3,444,913
Reclamation and remediation liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	25,531,109	39,590,952
Finance leases under IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	708,798	362,164
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	1,779,123	1,180,161
Charitable contributions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	22,583	14,277
Accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 1,503,854	$ 0